Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2019
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Prepaid expenses and other current assets
	December 31, 2019	December 31, 2018
Prepaid voyage and operating costs	$5,726	$9,261
Claims receivable	3,826	22,224
Prepaid other taxes	1,012	2,682
Advances for working capital purposes	—	18
Other	1,675	6,005
Total prepaid expenses and other current assets	$12,239	$40,190